Information about Stock Options Outstanding (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Total Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate intrinsic value	$ 5
Exercisable Stock Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate intrinsic value	$ 5